Fair Value (Details) - Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Listed equity securities	$ 4,522,805	$ 11,104,047
Option assets	1,801,095
Total assets	6,323,900	11,104,047
Liabilities
Embedded derivative liabilities	(878,420)	(2,292,056)
Option liabilities	(3,009,166)
Warrant liabilities	(109,687)	(675,000)
Total liabilities	(3,997,273)	(2,967,056)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	4,522,805	11,104,047
Option assets
Total assets	4,522,805	11,104,047
Liabilities
Embedded derivative liabilities
Option liabilities
Warrant liabilities	(74,750)	(460,000)
Total liabilities	(74,750)	(460,000)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Option assets	1,801,095
Total assets	1,801,095
Liabilities
Embedded derivative liabilities	(878,420)	(2,292,056)
Option liabilities	(3,009,166)
Warrant liabilities	(34,937)	(215,000)
Total liabilities	(3,922,523)	(2,507,056)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Option assets
Total assets
Liabilities
Embedded derivative liabilities
Option liabilities
Warrant liabilities
Total liabilities